LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

		2016		2015
Outstanding amounts	Maturity Dates	Outstanding at December 31	Interest Rate[1]	Outstanding at December 31	Interest Rate[1]
(millions of Canadian $, unless otherwise noted)

TRANSCANADA PIPELINES LIMITED
Debentures
Canadian	2017 to 2020	599	10.7%	599	10.7%
U.S. (2016 and 2015 – US$400)	2021	536	9.9%	553	9.9%
Medium Term Notes
Canadian	2017 to 2046	5,787	4.6%	5,175	5.3%
Senior Unsecured Notes
U.S. (2016 – US$14,517; 2015 – US$14,641)	2017 to 2045	19,521	5.1%	20,245	4.8%
Acquisition Bridge Facility (2016 – US$2,006)[2]	2018	2,693	1.9%	—	—
		29,136		26,572
NOVA GAS TRANSMISSION LTD.
Debentures and Notes
Canadian	2024	100	9.9%	324	11.5%
U.S. (2016 and 2015 – US$200)	2023	268	7.9%	276	7.9%
Medium Term Notes
Canadian	2025 to 2030	503	7.4%	503	7.4%
U.S. (2016 and 2015 – US$33)	2026	43	7.5%	44	7.5%
		914		1,147
TRANSCANADA PIPELINE USA LTD.
Acquisition Bridge Facility (2016 – US$1,695)[2]	2018	2,276	1.9%	—	—
COLUMBIA PIPELINE GROUP, INC.
Senior Unsecured Notes
U.S. (2016 – US$2,968)[3]	2018 to 2045	3,985	3.7%	—	—
TC PIPELINES, LP
Unsecured Loan Facility
U.S. (2016 – US$158; 2015 – US$200)	2021	213	1.9%	277	1.6%
Unsecured Term Loan
U.S. (2016 and 2015 – US$670)	2018	899	1.9%	927	1.6%
Senior Unsecured Notes
U.S. (2016 and 2015 – US$694)	2021 to 2025	932	4.7%	957	4.7%
		2,044		2,161
ANR PIPELINE COMPANY
Senior Unsecured Notes
U.S. (2016 – US$671; 2015 – US$432)	2021 to 2026	901	7.2%	597	8.9%
GAS TRANSMISSION NORTHWEST LLC
Unsecured Term Loan
U.S. (2016 – US$65; 2015 – US$75)	2019	87	1.6%	104	1.4%
Senior Unsecured Notes
U.S. (2016 and 2015 – US$250)	2020 to 2035	335	5.6%	346	5.6%
		422		450
GREAT LAKES GAS TRANSMISSION LIMITED PARTNERSHIP
Senior Unsecured Notes
U.S. (2016 – US$278; 2015 – US$297)	2018 to 2030	373	7.7%	411	7.8%

		2016		2015
Outstanding amounts	Maturity Dates	Outstanding at December 31	Interest Rate1	Outstanding at December 31	Interest Rate[1]
(millions of Canadian $, unless otherwise noted)

PORTLAND NATURAL GAS TRANSMISSION SYSTEM
Senior Secured Notes[4]
U.S. (2016 – US$52; 2015 – US$69)	2018	70	6.0%	96	6.1%
TUSCARORA GAS TRANSMISSION COMPANY
Unsecured Term Loan
U.S. (2016 – US$10)	2019	13	1.9%	—	—
Senior Secured Notes
U.S. (2016 – US$12; 2015 – US$16)	2017	16	4.0%	22	4.0%
		29		22
		40,150		31,456
Less: Current portion of Long-term debt		1,838		2,547
		38,312		28,909

1
Interest rates are the effective interest rates except for those pertaining to long-term debt issued for the Company's Canadian regulated natural gas operations, in which case the weighted average interest rate is presented as approved by the regulators. Weighted average and effective interest rates are stated as at the respective outstanding dates.

2
These facilities were put in place to finance a portion of the Columbia acquisition and bear interest at London Interbank Offered Rate (LIBOR) plus an applicable margin. Proceeds from the U.S. Northeast power business monetization will be used to repay the majority of these facilities.

3
Certain subsidiaries of Columbia have guaranteed the principal payments of Columbia’s senior unsecured notes.  Each guarantor of Columbia’s obligations is required to comply with covenants under the debt indenture and in the event of default, the guarantors would be obligated to pay the principal and related interest.

4	Secured by shipper transportation contracts, existing and new guarantees, letters of credit and collateral requirements.
The Company issued Long-term debt over the three years ended December 31, 2016 as follows:

(millions of Canadian $, unless otherwise noted)
Company	Issue Date	Type	Maturity Date	Amount	Interest Rate

TRANSCANADA PIPELINES LIMITED
	June 2016	Acquisition Bridge Facility[1]	June 2018	US 5,213	Floating
	June 2016	Medium Term Notes	July 2023	300	3.69%	[2]
	June 2016	Medium Term Notes	June 2046	700	4.35%
	January 2016	Senior Unsecured Notes	January 2026	US 850	4.875%
	January 2016	Senior Unsecured Notes	January 2019	US 400	3.125%
	November 2015	Senior Unsecured Notes	November 2017	US 1,000	1.625%
	October 2015	Medium Term Notes	November 2041	400	4.55%
	July 2015	Medium Term Notes	July 2025	750	3.30%
	March 2015	Senior Unsecured Notes	March 2045	US 750	4.60%
	January 2015	Senior Unsecured Notes	January 2018	US 500	1.875%
	January 2015	Senior Unsecured Notes	January 2018	US 250	Floating
	February 2014	Senior Unsecured Notes	March 2034	US 1,250	4.63%
TRANSCANADA PIPELINE USA LTD.
	June 2016	Acquisition Bridge Facility[1]	June 2018	US 1,700	Floating
ANR PIPELINE COMPANY
	June 2016	Senior Unsecured Notes	June 2026	US 240	4.14%
TUSCARORA GAS TRANSMISSION COMPANY
	April 2016	Term Loan	April 2019	US 10	Floating
TC PIPELINES, LP
	September 2015	Unsecured Term Loan	October 2018	US 170	Floating
	March 2015	Senior Unsecured Notes	March 2025	US 350	4.375%
GAS TRANSMISSION NORTHWEST LLC
	June 2015	Unsecured Term Loan	June 2019	US 75	Floating

1
These facilities were put in place to finance a portion of the Columbia acquisition and bear interest at LIBOR plus an applicable margin. Proceeds from the monetization of the U.S. Northeast power business will be used to repay these facilities.

2	Reflects coupon rate on re-opening of a pre-existing medium term notes (MTN) issue. The MTN were issued at premium to par, resulting in a re-issuance yield of 2.69 per cent.

Schedule of Repayments of Long-Term Debt
At December 31, 2016, principal repayments on the Long-term debt of the Company for the next five years are approximately as follows:

(millions of Canadian $)	2017	2018	2019	2020	2021

Principal repayments on Long-term debt	1,838	8,941	1,742	2,762	2,165

Schedule of Retired Long-Term Debt
The Company retired/repaid Long-term debt over the three years ended December 31, 2016 as follows:

(millions of Canadian $, unless otherwise noted)
Company	Retirement/Repayment Date	Type	Amount	Interest Rate

TRANSCANADA PIPELINES LIMITED
	November 2016	Acquisition Bridge Facility[1]	US 3,200	Floating
	October 2016	Medium Term Notes	400	4.65%
	June 2016	Senior Unsecured Notes	US 84	7.69%
	June 2016	Senior Unsecured Notes	US 500	Floating
	January 2016	Senior Unsecured Notes	US 750	0.75%
	August 2015	Debentures	150	11.90%
	June 2015	Senior Unsecured Notes	US 500	3.40%
	March 2015	Senior Unsecured Notes	US 500	0.875%
	January 2015	Senior Unsecured Notes	US 300	4.875%
	June 2014	Debentures	125	11.10%
	February 2014	Medium Term Notes	300	5.05%
	January 2014	Medium Term Notes	450	5.65%
NOVA GAS TRANSMISSION LTD.
	February 2016	Debentures	225	12.20%
	June 2014	Debentures	53	11.20%
GAS TRANSMISSION NORTHWEST LLC
	June 2015	Senior Unsecured Notes	US 75	5.09%

1	Proceeds from

Schedule of Interest Expense
Interest expense over the three years ended December 31 was as follows:

year ended December 31	2016	2015	2014
(millions of Canadian $)

Interest on Long-term debt	1,765	1,487	1,317
Interest on Junior subordinated notes (Note 18)	180	116	70
Interest on short-term debt	56	44	52
Capitalized interest	(176)	(280)	(259)
Amortization and other financial charges[1]	102	31	55
	1,927	1,398	1,235

1
Amortization and other financial charges includes amortization of transaction costs and debt discounts calculated using the effective interest method and changes in the fair value of derivatives used to manage the Company's exposure to changes in interest rates.